Consolidated Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,887	$ 26,019
Less: accumulated depreciation and amortization	(10,248)	(7,433)
Property and equipment, net	15,639	18,586
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,592	6,912
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,593	2,531
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,702	$ 16,576